AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
AMOUNT DUE TO RELATED PARTIES
Related parties payable	$ 254,515	$ 254,515
Related party loan	$ 1,500,000	1,500,000
Amount due to related parties		$ 1,754,515